Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation

9. Share-based compensation

2024 Equity Incentive Plan

On December 30, 2024, the board of directors of the Company approved and adopted an equity incentive plan, which authorized a maximum number of 1,000,000 ordinary shares of the Company available for issuance to the directors, officers, managers, employees, consultants or advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company and its affiliates.

As of December 31, 2024, no shares have been granted under the 2024 Equity Incentive Plan.